Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 504	$ 559
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	41	36
Interest cost	1	2
Actuarial (gains) losses and changes in actuarial assumptions	(7)	5
Benefits paid	(2)	(2)
Foreign exchange	(1)
Ending funded status	32	41
Current liability	2	2
Non-current liability	30	39
Net amount	32	41
Unrecognized past service costs	1	2
Unrecognized actuarial gains	11	4
Total amounts included in accumulated other comprehensive loss	12	6
Interest cost	1	2
Actuarial gains		(1)
Past service cost amortization	(1)	$ (1)
Net periodic benefit cost	$ 1